Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000093602 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000093602 | Greece
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000093602 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000093602 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000093602 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000093602 | France
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000093602 | China
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000093602 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000093602 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000093602 | Canada
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000093602 | United States
Holdings [Line Items]
Percent of Net Asset Value	58.50%
C000093602 | InvestmentType_Certificates of Deposit
Holdings [Line Items]
Percent of Total Investments	0.90%
C000093602 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.40%
C000093602 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	1.80%
C000093602 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	2.30%
C000093602 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Total Investments	5.10%
C000093602 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	6.30%
C000093602 | InvestmentType_Closed End Funds
Holdings [Line Items]
Percent of Total Investments	11.10%
C000093602 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	71.40%
C000040026 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000040026 | Greece
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000040026 | Japan
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000040026 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000040026 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000040026 | France
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000040026 | China
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000040026 | Ireland
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000040026 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000040026 | Canada
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000040026 | United States
Holdings [Line Items]
Percent of Net Asset Value	58.50%
C000040026 | InvestmentType_Certificates of Deposit
Holdings [Line Items]
Percent of Total Investments	0.90%
C000040026 | InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Total Investments	1.40%
C000040026 | InvestmentType_Preferred Stocks
Holdings [Line Items]
Percent of Total Investments	1.80%
C000040026 | InvestmentType_U.S. Government & Agencies
Holdings [Line Items]
Percent of Total Investments	2.30%
C000040026 | InvestmentType_Convertible Bonds
Holdings [Line Items]
Percent of Total Investments	5.10%
C000040026 | InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	6.30%
C000040026 | InvestmentType_Closed End Funds
Holdings [Line Items]
Percent of Total Investments	11.10%
C000040026 | InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	71.40%
C000222954 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000222954 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000222954 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000222954 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000222954 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000222954 | Technology
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000222954 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000222954 | Financials
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000222954 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C000222954 | Materials
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000007552 | Communications
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000007552 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000007552 | Energy
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000007552 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.60%
C000007552 | Financials
Holdings [Line Items]
Percent of Net Asset Value	31.70%
C000007552 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000007552 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000007552 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	10.20%